Summary of Significant Accounting Policies (Tables)	12 Months Ended
Jun. 30, 2020
Accounting Policies [Abstract]
Schedule of retirement and employee benefit plans
	For the fiscal year ended
	June 30,
	2020	2019

Allocated shares	104,254	123,241
Shares committed to be released	9,338	9,338
Unearned shares	28,936	47,607
Total ESOP shares	142,528	180,186

Fair value of unearned shares at End of period	$195,000	$374,000

Schedule of earnings per share
	For the fiscal year ended
	June 30,
	2020	2019
Net (loss) income allocated to common shareholders, basic and diluted	$(12,547,000)	$812,000

(LOSS) EARNINGS PER SHARE	$(1.52)	$0.10

Weighted average common shares outstanding, basic and diluted	8,251,860	8,335,612

Schedule of assets measured at fair value on a non-recurring basis
		Fair Value Measurements Using
		Quotes Prices
		in Active	Significant
		Markets for	Other	Significant
		Identical	Observable	Unobservable
		Assets	Inputs	Inputs
(in thousands)	Fair Value	(Level 1)	(Level 2)	(Level 3)

2020
Agency bonds	$503	$--	$503	$--
Agency mortgage-backed: residential	$38	$--	$38	$--

2019
U.S. Treasury notes	$497	$--	$497	$--
Agency bonds	$505	$--	$505	$--
Agency mortgage-backed: residential	$43	$--	$43	$--

Schedule of assets measured at fair value on a non-recurring basis
		Fair Value Measurements Using
		Quotes Prices
		in Active	Significant
		Markets for	Other	Significant
		Identical	Observable	Unobservable
		Assets	Inputs	Inputs
(in thousands)	Fair Value	(Level 1)	(Level 2)	(Level 3)

2020
Other real estate owned, net
One- to four-family	$465	$-	$-	$465

2019
Loans
One- to four-family	$593	$-	$-	$593
Other real estate owned, net
One- to four-family	$117	$-	$-	$117

Schedule of assets measured at fair value on a non-recurring basis
				Range
	Fair Value	Valuation	Unobservable	(Weighted
June 30, 2020	(in thousands)	Technique(s)	Input(s)	Average)

Foreclosed and repossessed assets:
1-4 family	$465	Sales comparison approach	Adjustments for differences between comparable sales	-2.7% to 41.2% (20.4%)

				Range
	Fair Value	Valuation	Unobservable	(Weighted
June 30, 2019	(in thousands)	Technique(s)	Input(s)	Average)
Loans:
1-4 family	$593	Sales comparison approach	Adjustments for differences between comparable sales	25.3% to -50.6% (-0.6%)

Foreclosed and repossessed assets:
1-4 family	$117	Sales comparison approach	Adjustments for differences between comparable sales	8.6% to 31.0% (29.0%)

Schedule of foregoing methods and assumptions, the carrying value and fair value
		Fair Value Measurements at
	Carrying	June 30, 2020 Using
(in thousands)	Value	Level 1	Level 2	Level 3	Total
Financial assets
Cash and cash equivalents	$13,702	$13,702			$13,702
Time deposits in other financial institutions	2,229	2,252			2,252
Available-for-sale securities	541		$541		541
Held-to-maturity securities	598		611		611
Loans held for sale	667		685		685
Loans receivable - net	285,887			$295,431	295,431
Federal Home Loan Bank stock	6,498				n/a
Accrued interest receivable	830		830		830

Financial liabilities
Deposits	$212,273	$78,118	$135,000		$213,118
Federal Home Loan Bank advances	54,715		55,416		55,416
Advances by borrowers for taxes and insurance	800		800		800
Accrued interest payable	27		27		27
		Fair Value Measurements at
	Carrying	June 30, 2019 Using
(in thousands)	Value	Level 1	Level 2	Level 3	Total
Financial assets
Cash and cash equivalents	$9,861	$9,861			$9,861
Time deposits in other financial institutions	6,962	6,963			6,963
Available-for-sale securities	1,045		$1,045		1,045
Held-to-maturity securities	775		775		775
Loans receivable - net	280,969			$285,700	285,700
Federal Home Loan Bank stock	6,482				n/a
Accrued interest receivable	758		758		758

Financial liabilities
Deposits	$195,836	$69,944	$123,920		$193,864
Federal Home Loan Bank advances	66,703		66,719		66,719
Advances by borrowers for taxes and insurance	763		763		763
Accrued interest payable	28		28		28

Schedule of loans outstanding
(in thousands)	2020	2019

Outstanding principal, beginning of year	$1,246	$845
Changes in composition of related parties	(129)	--
Principal disbursed during the year	--	538
Principal repaid and refinanced during the year	(70)	(137)
Outstanding principal, end of year	$1,047	$1,246